Putnam
High Income
Convertible
and Bond
Fund

SEMIANNUAL REPORT
February 28, 1997

[LOGO: BOSTON * LONDON * TOKYO]




Fund highlights

* "Putnam High Income Convertible and Bond Fund's income returns are very impressive at that, thanks to its unique blend of convertibles and high yield bonds."

                                      --  Morningstar, February 28, 1997

* The fund has received a special Lipper Performance Achievement Certificate in recognition of its number 1 ranking in the high-yield fund category for the 5-year period ended December 31, 1996. The fund was the top performer among the 7 funds tracked over this period. For 1- and 5-year periods ended 3/31/97, the fund's shares ranked 3 and 3 out of 11 and 10 funds, respectively.*

   CONTENTS

 4 Report from Putnam Management

 8 Fund performance summary

10 Portfolio holdings

24 Financial statements

*Lipper Analytical Services, an independent research organization, ranks funds according to total return performance. Rankings vary over time and do not reflect the effects of sales charges.
 Past performance is not indicative of future results.



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

(copyright) Karsh, Ottawa

Dear Shareholder:

Generally favorable convertible and high-yield bond markets undeniably contributed to Putnam High Income Convertible and Bond Fund's positive results during the first half of fiscal 1997. But it was astute security selection in both markets that was perhaps the most differentiating factor in the fund's exceptional competitive performance during the six months ended February 28, 1997.

With Charles Pohl managing the fund's convertible sector and Jennifer Leichter managing the high-yield bond sector, your fund was able once again to outperform the benchmark indexes in both market sectors during the period. Among the managers' security selections were holdings that benefited from strong sector performance and those that rose with the recovery of the stock market from its summer correction.

On the following pages, Charlie and Jennifer discuss first-half results and look at prospects for the remainder of the fiscal year.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
April 16, 1997



Report from the Fund Managers
Charles G. Pohl, lead manager
Jennifer E. Leichter

Opportunities seized in the wake of stock market weakness in mid-1996 as well as special situations enabled Putnam High Income Convertible and Bond Fund to outperform both of its competitive indexes over the six months ended February 28, 1997. Over the period, the fund's return of 10.38% at net asset value (8.91% at market price) was well ahead of both the Merrill Lynch All-Convertible Index return of 8.01% and the First Boston High Yield Bond Index return of 8.99%. Please see pages 8 and 9 for complete performance information.

* PRIMARY SOURCE OF RETURN IS FROM INCOME

To explain how your fund was managed during this reporting period, a little background is required. The high-yield convertible bonds in your fund's portfolio are affected by movements in both the stock and bond markets. However, unlike most other convertible bond funds, your fund's primary source of return is from interest income rather than from capital gains. Consequently, the fund's portfolio can be more sensitive to interest-rate and bond market movements than other convertible bond funds.

As we select high-yielding convertible bonds for the fund, we take this sensitivity into account. We look for bonds issued primarily by two types of companies: young, fast-growing companies with solid balance sheets and mature companies experiencing a cyclical slowdown, such as those in the paper and retail industries. Both types of companies usually have experienced a short-term interruption in their earnings, contributing to a decline in their stocks' prices. This is the point at which we evaluate the purchase. As the bonds generate an attractive level of income for fund shareholders, there is also the potential that the stock price may recover. If this happens, the bonds' prices usually recover as well, and we have the opportunity to sell the bonds at a higher price. We can also convert the bonds into a fixed number of shares of common stock, although our discipline involves reducing holdings before they become sensitive to the action of the underlying stock.

* HEALTH-CARE AND TECHNOLOGY HOLDINGS BOOST RETURNS

Healthsource Inc., a health maintenance organization and one of your fund's largest positions, exemplifies the type of mature company we look for. After a series of disappointing earnings reports in 1996, the company's stock lost more than two thirds of its value. At that point, we purchased the bonds, which carried double-digit yields. On February 28, 1997, Healthsource was acquired by Cigna Corp., an A-rated, financially stronger insurance company. The resulting increase in the bond's price provided substantial gains to the fund. Another health-care holding, Theratx, Inc., was taken over by Vencor Corp. -- providing another example of how consolidation in the health-care industry benefited your fund over the period. While these holdings and others discussed in the report were viewed favorably at the end of the fiscal period, all are subject to review and adjustment in accordance with the fund's investment strategy and may well vary in the future.

TOP FIVE CONVERTIBLE HOLDINGS*

Atlantic Richfield Co., $2.23 cv. pfd stock
Oil and gas

National Semiconductor, 6.5%, 2002
Electronics

Healthsource, Inc., 5%, 2003
Health care

Softkey International, Inc., 5.5%, 2000
Computers

Exide Corp., 2.9%, 2005
Automotive

TOP FIVE CORPORATE HIGH-YIELD HOLDINGS*

NEXTEL Communications, Inc., 9.75%, 2001
Cellular communications

Midland Funding Corp., 11.75%, 2005
Electric utilities

Mohegan Tribal Gaming Authority, 13.5%, 2002
Gaming

ICG Holdings, Inc., 13.5%, 2005
Telecommunications

Act III Theatres, Inc., 11.875%, 2003
Motion picture distribution

Footnote reads:
* These holdings represent 13.7% of the fund's assets as of 2/28/97. Portfolio holdings will vary over time.

We have experienced success in the technology sector as well. In this area, we are even more selective than usual because we don't want to overexpose the fund to a traditionally volatile sector. Nevertheless, as we noted in the last annual report, we carefully added to the fund's technology holdings in the wake of the stock market declines that took place last summer. Holdings currently include Park Electrochemical Corp., National Semiconductor, and MacNeil Schwendler Corp.

* HIGH-YIELD MARKET'S ONGOING STRENGTH BOLSTERS PERFORMANCE

Over the first half of the fiscal year, your fund's strong performance echoed that of the high-yield market. There are several reasons for the exceptional strength of this market relative to other fixed-income sectors. First, new cash continued to flow into the market, creating a favorable supply/demand relationship that tended to drive prices higher. Second, there was a tremendous amount of merger and acquisition activity with many large investment-grade companies absorbing high-yield issuers. When a lower-rated company is purchased by a stronger, higher-rated company, it is usually good news for the holders of the acquired company's securities. Finally, benefiting from the strong economy, high-yield issuers continued to report relatively strong growth in cash flows and earnings.

* ELECTRIC UTILITY SECTOR REBOUNDS

The fund's investments in electric utility bonds proved particularly successful during the period. Negative investor reaction had caused the bonds of high-cost power producers to decline substantially in the face of utility deregulation and retail competition. Late in the fiscal year, as investors developed clearer conceptions of the shape that regulatory change is likely to take, the bonds of many high-yield utility issuers appreciated dramatically from their previously depressed price levels.

The wireless cable industry has not done as well as we had anticipated. Wireless cable has been very successful in rural areas, but when it extended its business to urban areas through the telephone companies, profits took a nosedive. Test marketing revealed that consumers did not want to make telephone and cable TV service decisions together. As a result, plans for expansion into the urban markets by the wireless cable companies failed. The fund owned one company with exposure to urban markets, American Telecasting. The value of American Telecasting's bonds dropped by roughly 75% over the period; however, because this holding constituted less than 1% of the portfolio, the impact on the fund was minimal.

[GRAPHIC OMITTED: horizontal bar chart PORTFOLIO COMPOSITION (2/28/97)]

PORTFOLIO COMPOSITION (2/28/97)

Retail                                        5.9%

Health care                                   5.6%

Automotive                                    4.0%

Oil and gas                                   4.0%

Broadcasting                                  3.6%

Footnote reads:
Based on a percentage of net assets. Composition will vary over time.

* SECURITY SELECTION REMAINS KEY TO POSITIVE OUTLOOK

In the colorful high-yield convertible market, we are exposed to a diverse palette of securities. The best-performing securities have come from the large-capitalization sectors, but we are confident that securities from the small-capitalization sectors will soon have their day in the sun. Therefore, our security selection is fairly broad based, relying heavily on each company's particular situation: sales, earnings, cash flow, and the like.

The recent interest-rate increase by the Federal Reserve Board made many investors wonder if the Fed may be on the verge of moving to a tighter monetary policy. Within the fixed-income market, however, high-yield bonds have historically been the least sensitive to interest-rate changes. This is generally the case because the Fed typically raises rates in response to a strong economy -- a condition that has always been supportive of high-yield issuers.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 2/28/97, there is no guarantee the fund will continue to hold these securities in the future.


Performance summary

Performance should always be considered in light of a fund's investment strategy. Putnam High Income Convertible and Bond Fund is designed for investors seeking high current income through an aggressive portfolio of high-yielding convertible and debt securities with potential for capital appreciation.

This section provides, at a glance, information about your fund's performance. Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

TOTAL RETURN FOR PERIODS ENDED 2/28/97
                                             Merrill Lynch   First
                                                  All-       Boston   Consumer
                                       Market Convertible  High Yield   Price
                              NAV      price     Index*    Bond Index   Index
------------------------------------------------------------------------------
6 months                    10.38%      8.91%      8.01%      8.99%      1.14%
------------------------------------------------------------------------------
1 year                      13.35      13.85      11.62      12.62       2.71
------------------------------------------------------------------------------
5 years                     91.83      99.87      82.55      74.51      14.79
Annual average              13.92      14.86      12.79      11.78       2.80
------------------------------------------------------------------------------
Life of fund
(since 7/9/87)             199.41     195.57       N/A      191.04      40.18
Annual average              12.04      11.88       N/A       11.68       3.56
------------------------------------------------------------------------------
*Index began on 12/31/87.

TOTAL RETURN FOR PERIODS ENDED 3/31/97
(most recent calendar quarter)
                                               Market
                                      NAV       price
------------------------------------------------------------------------------
6 months                            6.59%        3.77%
------------------------------------------------------------------------------
1 year                              12.22       11.12
------------------------------------------------------------------------------
5 years                             86.79       92.00
Annual average                      13.51       13.94
------------------------------------------------------------------------------
Life of fund
(since 7/9/87)                     195.84      190.64
Annual average                      11.74       11.59
------------------------------------------------------------------------------

Performance data represent past results and do not reflect future performance. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns, net asset value, and market price will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. The lower credit ratings of high-yield corporate bonds reflect a greater possibility that adverse changes in an issuer's business or financial condition, or in general economic conditions, may impair the issuer's ability to pay principal and interest on its bonds.

PRICE AND DISTRIBUTION INFORMATION
6 months ended 2/28/97
------------------------------------------------------------------------------
Distributions (number)                 6
------------------------------------------------------------------------------
Income                            $0.426
------------------------------------------------------------------------------
Capital gains
------------------------------------------------------------------------------
Long-term                         $0.060
------------------------------------------------------------------------------
  Total                           $0.486
------------------------------------------------------------------------------
Share value:                 NAV         Market price
------------------------------------------------------------------------------
08/31/96                   $9.48         $10.125
------------------------------------------------------------------------------
02/28/97                    9.96          10.500
------------------------------------------------------------------------------
Current return:              NAV         Market price
------------------------------------------------------------------------------
End of period
------------------------------------------------------------------------------
Current dividend rate1      8.55%           8.11%
------------------------------------------------------------------------------
1 Income portion of most recent distribution, annualized and divided by NAV or market price at end of period.

TERMS AND DEFINITIONS

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares.

Market price is the current trading price of one share of the fund. Market prices are set by transactions between buyers and sellers on the New York Stock Exchange.

COMPARATIVE BENCHMARKS

Merrill Lynch All-Convertible Index* is an unmanaged list of convertible securities commonly used as a measure of performance for the convertible market.*

First Boston High-Yield Bond Index* is a market-weighted index including publicly traded bonds having a rating below BBB by Standard &
Poor's(registered trademark) and Baa by Moody's. The average quality of bonds included in the index may be lower than the average quality of those bonds in which the fund customarily invests.*

Consumer Price Index (CPI) is a commonly used measure of inflation; it does not represent an investment return.

*Securities indexes assume reinvestment of all distributions and interest payments and do not take in account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.

Portfolio of investments owned
February 28, 1997 (Unaudited)


CONVERTIBLE BONDS AND NOTES (51.6%) *
PRINCIPAL AMOUNT                                                                                    VALUE
Aerospace (1.2%)
---------------------------------------------------------------------------------------------------------
    $1,600,000   UNC, Inc. cv. sub. deb. 7 1/2s, 2006                                        $  1,592,000

Aerospace and Defense (2.1%)
---------------------------------------------------------------------------------------------------------
       500,000   Hexcel Corp. cv. deb. 7s, 2011                                                   459,375
     2,450,000   Rohr Industries, Inc. cv. sub. deb. 7s, 2012                                   2,290,750
                                                                                           --------------
                                                                                                2,750,125

Airlines (0.3%)
---------------------------------------------------------------------------------------------------------
       400,000   Reno Air, Inc. cv. sr. notes 9s, 2002                                            392,000

Automotive (4.0%)
---------------------------------------------------------------------------------------------------------
     4,500,000   Exide Corp. 144A cv. sr. sub. notes 2.9s, 2005                                 2,688,750
     3,000,000   Mascotech, Inc. cv. sub. deb. 4 1/2s, 2003                                     2,602,500
                                                                                           --------------
                                                                                                5,291,250

Banks (2.5%)
---------------------------------------------------------------------------------------------------------
     2,395,000   Banamex 144A cv. jr. sub. notes 11s, 2003                                      2,526,725
       832,000   Banco Nacional De Mexico S.A. cv. bonds 7s, 1999 (Mexico)                        790,400
       108,000   Banco Nationale Mexico 144A cv. company guaranty 7s,
                   1999 (Bahamas)                                                                 102,600
                                                                                           --------------
                                                                                                3,419,725

Broadcasting (1.9%)
---------------------------------------------------------------------------------------------------------
     4,754,000   Comcast Corp. cv. notes 1 1/8s, 2007                                           2,472,080

Computer Equipment (1.4%)
---------------------------------------------------------------------------------------------------------
     2,700,000   Maxtor Corp. cv. sub. deb. 5 3/4s, 2012                                        1,863,000

Computer Software (1.0%)
---------------------------------------------------------------------------------------------------------
     1,000,000   Apple Computer, Inc. 144A cv. sub. notes 6s, 2001                                846,250
       500,000   MacNeal-Schwendler cv. sub. deb. 7 7/8s, 2004                                    480,000
                                                                                           --------------
                                                                                                1,326,250

Computers (2.1%)
---------------------------------------------------------------------------------------------------------
     3,600,000   Softkey International, Inc. 144A cv. sr. notes 5 1/2s, 2000                    2,781,000

Consumer Services (0.7%)
---------------------------------------------------------------------------------------------------------
     1,000,000   Protection One, Inc. cv. sr. sub. notes 6 3/4s, 2003                             931,250

Electrical Equipment (1.1%)
---------------------------------------------------------------------------------------------------------
     1,400,000   Magnetek, Inc. cv. deb. 8s, 2001                                               1,515,500

Electronics (3.3%)
---------------------------------------------------------------------------------------------------------
       300,000   Diagnostic Retrieval Systems cv. sr. sub. deb. 9s, 2003                          395,625
     3,000,000   National Semiconductor 144A cv. deb. 6 1/2s, 2002                              2,977,500
       750,000   Park Electrochemical Corp. cv. sub. notes 5 1/2s, 2006                           679,688
       288,000   Richardson Electronics Ltd. cv. sub. deb. 7 1/4s, 2006                           245,880
        70,000   Tracor, Inc. sr. sub. notes 8 1/2s, 2007                                          70,175
                                                                                           --------------
                                                                                                4,368,868

Entertainment (1.5%)
---------------------------------------------------------------------------------------------------------
     3,500,000   Rogers Communications cv. deb. 2s, 2005 (Canada)                               1,964,375

Environmental Control (1.8%)
---------------------------------------------------------------------------------------------------------
     1,300,000   OHM Corp. cv. sub. deb. 8s, 2006                                               1,241,500
     1,300,000   Weston (Roy F.), Inc. cv. deb. 7s, 2002                                        1,135,875
                                                                                           --------------
                                                                                                2,377,375

Food (2.1%)
---------------------------------------------------------------------------------------------------------
     2,500,000   Chiquita Brands International, Inc. cv. sub. deb. 7s, 2001                     2,375,000
       400,000   Chiquita Brands International, Inc. 144A cv. sub. deb. 7s, 2001                  380,000
                                                                                           --------------
                                                                                                2,755,000

Health Care (5.6%)
---------------------------------------------------------------------------------------------------------
     2,950,000   Healthsource, Inc. 144A cv. sub. notes 5s, 2003                                2,920,500
       300,000   Quantum Health Resources, Inc. cv. deb. 4 3/4s, 2000                             272,250
     2,250,000   Theratx, Inc. cv. sub. deb. 8s, 2002                                           2,233,125
     2,050,000   Theratx, Inc. 144A cv. sub. 8s, 2002                                           2,034,625
                                                                                           --------------
                                                                                                7,460,500

Health Care Services (2.0%)
---------------------------------------------------------------------------------------------------------
     2,850,000   NovaCare, Inc. cv. sub. deb. 5 1/2s, 2000                                      2,604,188

Office Equipment (0.4%)
---------------------------------------------------------------------------------------------------------
       550,000   U.S. Office Products Co. 144A cv. sub. notes 5 1/2s, 2003                        501,875

Paper and Forest Products (1.0%)
---------------------------------------------------------------------------------------------------------
     1,500,000   Stone Container Corp. cv. sub. deb. 6 3/4s, 2007                               1,275,000

Pharmaceuticals (2.5%)
---------------------------------------------------------------------------------------------------------
     1,500,000   IVAX Corp. cv. deb. 6 1/2s, 2001                                               1,376,250
       400,000   Pharmaceutical Marketing Services, Inc. cv. notes
                   6 1/4s, 2003                                                                   316,000
     2,150,000   Pharmaceutical Marketing Services, Inc. 144A
                   cv. deb. 6 1/4s, 2003                                                        1,687,750
                                                                                           --------------
                                                                                                3,380,000

Pipelines (0.9%)
---------------------------------------------------------------------------------------------------------
       950,000   SFP Pipeline Holdings, Inc. var. rate exch. cv. deb. 11.16s,
                   2010 [2 DBL. DAGGERS]                                                      1,175,625

Publishing (1.0%)
---------------------------------------------------------------------------------------------------------
     3,850,000   Hollinger, Inc. cv. Liquid Yield Option Notes (LYON)
                   zero %, 2013                                                                 1,386,000

REITs (Real Estate Investment Trust) (0.6%)
---------------------------------------------------------------------------------------------------------
       850,000   Alexander Haagen Properties cv. sub. deb. Ser. A, 7 1/2s, 2001                   811,750

Real Estate (1.3%)
---------------------------------------------------------------------------------------------------------
     1,750,000   Malan Realty Investors cv. sub. notes 9 1/2s, 2004                             1,728,125

Retail (4.6%)
---------------------------------------------------------------------------------------------------------
     2,900,000   Baker (J.), Inc. cv. deb. 7s, 2002                                             2,472,250
     2,550,000   Michaels Stores, Inc. cv. sub. notes 6 3/4s, 2003                              2,049,563
     2,050,000   Sunglass Hut International, Inc. 144A cv. sub. notes 5 1/4s, 2003              1,583,625
                                                                                           --------------
                                                                                                6,105,438

Semiconductors (1.6%)
---------------------------------------------------------------------------------------------------------
     1,050,000   Integrated Device Technology, Inc. cv. sub. notes 5 1/2s, 2002                   854,438
     1,412,000   Richardson Electronics, Ltd. cv. sr. sub. deb 8 1/4s, 2006                     1,290,215
                                                                                           --------------
                                                                                                2,144,653

Specialty Consumer Products (0.4%)
---------------------------------------------------------------------------------------------------------
       750,000   Bell Sports Corp. cv. sub. deb. 4 1/4s, 2000                                     577,500

Telecommunication (0.2%)
---------------------------------------------------------------------------------------------------------
       300,000   Winstar Communications, Inc. 144A cv sr. disc. notes
                    zero % (14s, 10/15/00), 2005                                                  210,000

Telephone Services (0.5%)
---------------------------------------------------------------------------------------------------------
       750,000   MIDCOM Communications, Inc. 144A cv. sub. deb.
                   8 1/4s, 2003                                                                   701,250

Textiles (0.6%)
---------------------------------------------------------------------------------------------------------
     1,000,000   Dixie Yarns, Inc. cv. deb. 7s, 2012                                              782,500

Tobacco (1.4%)
---------------------------------------------------------------------------------------------------------
     2,115,000   Standard Commercial Corp. cv. sub. deb. 7 1/4s, 2007                           1,890,281
                                                                                           --------------
                 Total Convertible Bonds and Notes (cost $62,172,858)                        $ 68,534,483

CORPORATE BONDS AND NOTES (33.4%) *
PRINCIPAL AMOUNT                                                                                    VALUE
Advertising (0.1%)
---------------------------------------------------------------------------------------------------------
   $    95,000   Lamar Advertising Co. sr. sub. notes 9 5/8s, 2006                           $     98,800

Aerospace and Defense (0.7%)
---------------------------------------------------------------------------------------------------------
       500,000   BE Aerospace sr. sub. notes Ser. B, 9 7/8s, 2006                                 525,000
       160,000   Greenwich Air Services, Inc. sr. notes 10 1/2s, 2006                             172,800
        50,000   Howmet Corp. sr. sub. notes 10s, 2003                                             54,000
       100,000   Sequa Corp. med. term notes 10s, 2001                                            103,152
        55,000   UNC, Inc. sr. sub. notes 11s, 2006                                                60,500
                                                                                           --------------
                                                                                                  915,452

Agriculture (0.6%)
---------------------------------------------------------------------------------------------------------
       585,000   PMI Holdings Corp. sub. disc. deb. stepped-coupon Ser. B,
                   zero % (11 1/2s, 9/1/00), 2005 ++                                              415,350
       368,143   Premium Standard Farms, Inc. sr. sec. notes 11s, 2003 [2 DBL. DAGGERS]           401,277
                                                                                           --------------
                                                                                                  816,627

Apparel (0.1%)
---------------------------------------------------------------------------------------------------------
        25,000   GFSI, Inc. 144A sr. sub. notes 9 5/8s, 2007                                       25,375

Automotive (0.1%)
---------------------------------------------------------------------------------------------------------
        90,000   CSK Auto, Inc. 144A sr. sub. notes 11s, 2006                                      93,600

Automotive Parts (0.7%)
---------------------------------------------------------------------------------------------------------
        25,000   A.P.S., Inc. company guaranty 11 7/8s, 2006                                       26,750
       262,000   Aftermarket Technology Corp. sr. sub. notes 12s, 2004                            293,440
       100,000   Harvard Industries, Inc. sr. notes 11 1/8s, 2005                                  62,000
       350,000   Key Plastics Corp. sr. notes 14s, 1999                                           388,500
       205,000   Lear Corp. sub. notes 9 1/2s, 2006                                               221,144
                                                                                           --------------
                                                                                                  991,834

Banks (0.1%)
---------------------------------------------------------------------------------------------------------
        75,000   Provident Capital Trust 144A bonds 8.6s, 2026                                     75,675
        45,000   Riggs Capital Trust 144A bonds 8 5/8s, 2026                                       45,896
        55,000   Webster Capital Trust I 144A bonds 9.36s, 2027                                    56,166
                                                                                           --------------
                                                                                                  177,737
Broadcasting (1.6%)
---------------------------------------------------------------------------------------------------------
       100,000   Argyle Television Corp. sr. sub. notes 9 3/4s, 2005                              103,000
       225,000   Capstar Broadcasting 144A sr. disc. notes stepped-coupon
                   zero % (12 3/4s, 2/1/02), 2009 ++                                              130,500
        40,000   Chancellor Radio Broadcasting Corp. sr. sub. notes
                   9 3/8s, 2004                                                                    41,200
       250,000   Comcast UK Cable, Ltd. deb. stepped-coupon zero %
                   (11.2s, 11/15/00), 2007 (Bermuda) ++                                           178,125
       265,000   Commodore Media, Inc. sr. sub. notes stepped-coupon
                   7 1/2s (13 1/4s, 5/1/98), 2003 ++                                              279,575
       250,000   Heritage Media Servoces Corp. sr. sub. notes 8 3/4s, 2006                        248,125
        45,000   Jacor Communications, Inc. company guaranty 9 3/4s, 2006                          47,700
       200,000   Paxson Communications Corp. 144A sr. sub. notes
                   11 5/8s, 2002                                                                  213,000
       260,000   SFX Broadcasting, Inc. sr. sub. notes Ser. B, 10 3/4s, 2006                      280,800
        80,000   TCI Satellite Entertainment 144A sr. sub. notes 10 7/8s, 2007                     80,400
       145,000   TCI Satellite Entertainment 144A sr. disc. notes
                   stepped-coupon zero % (12 1/4s, 2/15/02), 2007 ++                               80,475
       490,000   Telemedia Broadcasting Corp. 144A deb. stepped-coupon
                   3.8s (16s, 6/15/99), 2004 ++                                                   445,900
        35,000   TV Azteca S.A. De CV 144A sr. notes 10 1/2s, 2007 (Mexico)                        35,525
                                                                                           --------------
                                                                                                2,164,325

Building Materials (0.1%)
---------------------------------------------------------------------------------------------------------
       165,000   Cemex S.A. 144A bonds 12 3/4s, 2006 (Mexico)                                     192,638

Building Products (0.4%)
---------------------------------------------------------------------------------------------------------
       250,000   American Standard, Inc. deb. 9 1/4s, 2016                                        261,250
       150,000   Schuller International Corp. sr. notes 10 7/8s, 2004                             166,500
        50,000   Waxman Industries, Inc. sr. notes stepped-coupon Ser. B,
                   zero % (12 3/4s, 6/1/99), 2004 ++                                               41,000
                                                                                           --------------
                                                                                                  468,750

Building and Construction (1.5%)
---------------------------------------------------------------------------------------------------------
        90,000   Atrium Companies, Inc. 144A sr. sub. notes 10 1/2s, 2006                          92,475
        40,000   Continental Homes Holding Corp. sr. notes 10s, 2006                               42,000
       285,000   Inter-City Products sr. notes 9 3/4s, 2000                                       292,125
       500,000   NVR, Inc. sr. notes 11s, 2003                                                    525,000
       300,000   Presley Cos. sr. notes 12 1/2s, 2001                                             291,750
       200,000   Scotsman Group, Inc. sr. secd. notes 9 1/2s, 2000                                206,000
       500,000   Terex Corp. sr. notes Ser. B, 13 1/4s, 2002                                      555,000
        40,000   Webb (Del E.) Corp. sr. sub. notes 9 3/4s, 2008                                   40,750
                                                                                           --------------
                                                                                                2,045,100

Buses (0.2%)
---------------------------------------------------------------------------------------------------------
       355,000   MCII Holding (USA), Inc. sec. notes stepped-coupon
                   zero % (12s, 11/15/98), 2002 ++                                               302,638

Business Services (0.2%)
---------------------------------------------------------------------------------------------------------
       100,000   Corporate Express, Inc. sr. sub. notes Ser. B, 9 1/8s, 2004                      102,000
        75,000   Intertek Finance PLC 144A sr. sub. notes 10 1/4s, 2006
                   (United Kingdom)                                                                78,656
        75,000   Pierce Leahy Corp. sr. sub. notes 11 1/8s, 2006                                   82,500
                                                                                           --------------
                                                                                                  263,156

Cable Television (3.3%)
---------------------------------------------------------------------------------------------------------
       250,000   Adelphia Communications Corp. notes Ser. B, 9 7/8s, 2005                         241,250
       630,578   Adelphia Communications Corp. sr. notes 9 1/2s, 2004 [2 DBL. DAGGERS]            567,520
       200,000   Bell Cablemedia PLC sr. disc. notes zero % (11.95s, 7/15/99),
                   2004 (United Kingdom)                                                          175,000
       200,000   Century Communications Corp. sr. notes 9 1/2s, 2005                              208,000
       400,000   Diamond Cable Communication Co. sr. disc. notes
                   stepped-coupon zero % (11 3/4s, 12/15/00), 2005 ++                             276,000
       215,000   Diamond Cable Communication Co. 144A sr. disc. notes
                   stepped-coupon zero % (10 3/4s, 2/15/02), 2007 ++                              129,538
       579,110   Falcon Holdings Group, Inc. sr. sub. notes 11s, 2003 [2 DBL. DAGGERS]            521,199
       210,000   Heartland Wireless Communications, Inc. 144A sr. notes
                   14s, 2004                                                                      199,500
       100,000   Heartland Wireless Communications, Inc. sr. notes
                   13s, 2003                                                                       97,000
       100,000   International Cabletel, Inc. sr. notes stepped-coupon Ser. A,
                   zero % (12 3/4s, 4/15/00), 2005 ++                                              75,000
       490,000   International Cabletel, Inc. sr. notes stepped-coupon Ser. B,
                   zero % (11 1/2s, 2/01/01), 2006 ++                                             328,300
       200,000   Lenfest Communications, Inc. sr. notes 8 3/8s, 2005                              194,000
       250,000   Marcus Cable Co. (L.P.) sr. sub. disc. notes stepped-coupon
                   zero % (13 1/2s, 8/1/99), 2004 ++                                              208,750
       860,000   Telewest Communications PLC deb. stepped-coupon
                   zero % (11s, 10/1/00), 2007 (United Kingdom) ++                                591,250
        45,000   TV Filme, Inc. 144A sr. notes 12 7/8s, 2004 (Brazil)                              46,800
       520,000   UIH Australia/Pacific, Inc. sr. disc. notes stepped-coupon
                   Ser. B, zero % (14s, 5/15/01), 2006 (Australia) ++                             280,800
       200,000   Wireless One, Inc. sr. notes 13s, 2003                                           186,000
                                                                                           --------------
                                                                                                4,325,907

Cellular Communications (1.9%)
---------------------------------------------------------------------------------------------------------
       500,000   Comunicacion Celular bonds stepped-coupon zero %
                   (13 1/8s, 11/15/00), 2003 (Colombia)                                           348,750
       250,000   Dial Call Communications, Inc. sr. disc. notes stepped-coupon
                   zero % (12 1/4s, 4/15/99), 2004 ++                                             196,250
       550,000   Intercel, Inc. sr. disc. notes stepped-coupon zero %
                   (12s, 5/1/01), 2006 ++                                                         357,500
       325,000   Millicom International Cellular S.A. sr. disc. notes
                   stepped-coupon zero % (13 1/2s, 6/1/01), 2006
                   (Luxembourg) ++                                                                219,375
       100,000   NEXTEL Communications, Inc. sr. disc. notes stepped-coupon
                   zero % (11 1/2s, 9/1/98), 2003 ++                                               83,500
     1,400,000   NEXTEL Communications, Inc. sr. disc. notes stepped-coupon
                   zero % (9 3/4s, 2/15/99), 2004 ++                                            1,025,500
       250,000   Pricellular Wireless Corp. sr. disc. notes stepped-coupon Ser. B,
                   zero % (14s, 11/15/97), 2001 ++                                                251,250
                                                                                           --------------
                                                                                                2,482,125

Chemicals (0.8%)
---------------------------------------------------------------------------------------------------------
       500,000   Acetex Corp. sr. notes 9 3/4s, 2003 (Canada)                                     505,000
        40,000   Freedom Chemicals, Inc. 144A sr. sub. notes 10 5/8s, 2006                         42,500
       125,000   Harris Chemical Corp. sr. secd. disc. notes 10 1/4s, 2001                        132,188
       250,000   ISP Holdings, Inc. 144A sr. notes 9 3/4s, 2002                                   266,250
       125,000   NL Industries, Inc. sr. notes stepped-coupon zero %
                   (13s, 10/15/98), 2005 ++                                                       114,375
        75,000   Sterling Chemicals Holdings sr. disc. notes stepped-coupon
                   zero % (13 1/2s, 8/15/01), 2008 ++                                              49,125
                                                                                           --------------
                                                                                                1,109,438

Computer Services (0.2%)
---------------------------------------------------------------------------------------------------------
       240,000   Unisys Corp. sr. notes 11 3/4s, 2004                                             261,600

Conglomerates (0.5%)
---------------------------------------------------------------------------------------------------------
       625,000   MacAndrews & Forbes Holdings, Inc. sub. deb. notes 13s, 1999                     625,781

Consumer Durable Goods (0.1%)
---------------------------------------------------------------------------------------------------------
       140,000   Icon Fitness Corp. 144A sr. disc. notes stepped-coupon
                   zero % (14s, 11/15/01), 2006 ++                                                 77,350
       100,000   Remington Products Co. LLC 144A sr. sub. notes Ser. B, 11s, 2006                  93,250
                                                                                           --------------
                                                                                                  170,600

Consumer Services (0.4%)
---------------------------------------------------------------------------------------------------------
       526,000   Coinmach Corp. sr. notes Ser. B, 11 3/4s, 2005                                   579,915

Containers (0.3%)
---------------------------------------------------------------------------------------------------------
       350,000   Ivex Packaging Corp. sr. sub. notes 12 1/2s, 2002                                381,500
        40,000   Radnor Holdings Corp. 144A sr. notes 10s, 2003                                    41,400
                                                                                           --------------
                                                                                                  422,900

Cosmetics (0.3%)
---------------------------------------------------------------------------------------------------------
       590,000   Revlon Worldwide Corp. sr. disc. notes Ser. B, zero %, 1998                      405,469

Electric Utilities (1.7%)
---------------------------------------------------------------------------------------------------------
        55,000   AES China Generating Co. sr. notes 10 1/8s, 2006 (Bermuda)                        58,300
       150,000   BVPS II Funding Corp. secd. lease obligation bonds 9s, 2017                      150,656
       287,000   First PV Funding Corp. deb. 10.15s, 2016                                         304,220
        35,000   Hidro Pierda Aguila 144A bonds 10 5/8s, 2001 (Argentina)                          36,575
       500,000   Long Island Lighting Co. deb. 9s, 2022                                           527,810
       150,000   Midland Funding Corp. deb. Ser. B, 13 1/4s, 2006                                 180,767
       650,000   Midland Funding Corp. deb. Ser. A, 11 3/4s, 2005                                 731,835
       223,674   Northeast Utilities System notes Ser. A, 8.58s, 2006                             213,480
                                                                                           --------------
                                                                                                2,203,643

Electronics (0.5%)
---------------------------------------------------------------------------------------------------------
        55,000   Celestica International Ltd. 144A sr. sub. notes 10 1/2s,
                   2006 (India)                                                                    59,469
        67,772   Cirent Semiconductor sr. sub. notes 10.22s, 2002                                  67,688
        68,050   Cirent Semiconductor 144A sr. sub. notes 10.14s, 2004                             67,966
       750,000   International Semi-Tech. Corp. sr. secd. disc. notes
                   stepped-coupon zero % (11 1/2s, 8/15/00), 2003
                   (Canada) ++                                                                    431,250
        50,000   Moog, Inc. 144A sr. sub. notes Ser. B, 10s, 2006                                  52,500
                                                                                           --------------
                                                                                                  678,873

Entertainment (0.6%)
---------------------------------------------------------------------------------------------------------
       400,000   Premier Parks, Inc. sr. notes Ser. A, 12s, 2003                                  450,000
       400,000   Six Flags Corp. sr. sub. notes stepped-coupon zero %
                   (12 1/4s, 6/15/98), 2005 ++                                                    396,000
                                                                                           --------------
                                                                                                  846,000

Environmental Control (0.1%)
---------------------------------------------------------------------------------------------------------
        95,000   Allied Waste Industries, Inc. 144A sr. sub. notes 10 1/4s, 2006                  101,650

Financial Services (0.5%)
---------------------------------------------------------------------------------------------------------
       165,000   Aames Financial Corp. sr. notes 9 1/8s, 2003                                     165,000
        40,000   Colonial Capital Trust I 144A company guaranty 8.92s, 2027                        40,488
       110,000   Contifinancial Corp. sr. notes 8 3/8s, 2003                                      113,300
        45,000   Dollar Financial Group Inc. 144A sr. notes 10 7/8s, 2006                          47,363
        45,000   Imperial Credit Industries, Inc. 144A sr. notes 9 7/8s, 2007                      45,900
        80,000   Ocwen Federal Bank FSB sub. deb. 12s, 2005                                        88,600
        50,000   Ocwen Financial Corp. notes 11 7/8s, 2003                                         55,375
        25,000   Olympic Financial Ltd. sr. notes 13s, 2000                                        28,000
        50,000   Outsourcing Solutions Inc. 144A sr. sub. notes 11s, 2006                          53,625
                                                                                           --------------
                                                                                                  637,651

Food and Beverages (0.8%)
---------------------------------------------------------------------------------------------------------
       125,000   Canandaigua Wine Co. 144A sr. sub. notes 8 3/4s, 2003                            126,250
       289,000   Del Monte Corp. notes 12 1/4s, 2002 [2 DBL. DAGGERS]                             286,110
       500,000   Mafco, Inc. sr. sub. notes 11 7/8s, 2002                                         537,500
        25,000   MBW Foods, Inc. 144A sr. sub. notes 9 7/8s, 2007                                  25,438
       100,000   Specialty Foods Corp. sr. notes Ser. B, 10 1/4s, 2001                             98,500
                                                                                           --------------
                                                                                                1,073,798

Gaming (2.8%)
---------------------------------------------------------------------------------------------------------
       100,000   Alliance Gaming Corp. sr. notes 12 7/8s, 2003                                    110,000
       290,000   Argosy Gaming Co. 144A 1st mtge. 13 1/4s, 2004                                   254,475
       330,000   Arizona Charlies Corp. 1st mtge. Ser. B, 12s, 2000                               231,000
       120,000   Capitol Queen Corp. 1st mtge. notes Ser. B, 12s, 2000 +                           90,000
       295,000   Casino America, Inc. sr. notes 12 1/2s, 2003                                     302,375
        90,000   Casino Magic Corp. 144A 1st mtge. 13s, 2003                                       90,000
       150,000   Elsinore Corp. 1st mtge. 12 1/2s, 2000 (In Default) +                            144,000
       200,000   Grand Casinos, Inc. 1st mtge. 10 1/8s, 2003                                      206,000
        60,000   Harveys Casino Resorts sr. sub. notes 10 5/8s, 2006                               65,100
       350,000   Hollywood Casino Corp. sr. notes 12 3/4s, 2003                                   353,500
       475,000   Lady Luck Gaming Corp. 1st mtge. 11 7/8s, 2001                                   456,000
       125,000   Louisiana Casino Cruises Corp. sr. sub. deb. 11 1/2s, 1998                       126,250
       550,000   Mohegan Tribal Gaming Auth. rev. bonds Ser. B, 13 1/2s, 2002                     730,125
       125,000   PRT Funding Corp. sr. notes 11 5/8s, 2004                                         88,750
       100,000   Trump A.C. 1st mtge. 11 1/4s, 2006                                                96,500
       243,000   Trump Castle Funding Corp. notes 11 1/2s, 2000                                   245,430
       100,000   Trump Holdings & Funding Corp. sr. notes 15 1/2s, 2005                           114,500
                                                                                           --------------
                                                                                                3,704,005

Health and Fitness (0.2%)
---------------------------------------------------------------------------------------------------------
       250,000   IHF Holdings, Inc. sr. disc. notes Ser. B, zero %, 2004                          210,000

Health Care (0.1%)
---------------------------------------------------------------------------------------------------------
        40,000   Genesis Health Ventures, Inc. sr. sub. notes 9 1/4s, 2006                         40,800

Hospital Management and Medical Services (1.0%)
---------------------------------------------------------------------------------------------------------
       250,000   Integrated Health Services, Inc. sr. sub. notes 9 5/8s, 2002                     261,875
       200,000   Merit Behavioral Care sr. sub. notes 11 1/2s, 2005                               220,000
       250,000   Paracelsus Healthcare Corp. sr. sub. notes 10s, 2006                             245,000
       500,000   Tenet Healthcare Corp. sr. sub. notes 10 1/8s, 2005                              551,875
                                                                                           --------------
                                                                                                1,278,750

Insurance (0.2%)
---------------------------------------------------------------------------------------------------------
       200,000   Reliance Group Holdings, Inc. sr. sub. deb. 9 3/4s, 2003                         211,000

Medical Supplies and Devices (0.3%)
---------------------------------------------------------------------------------------------------------
       150,000   Graphic Controls Corp. sr. sub. notes Ser. A, 12s, 2005                          166,125
       220,000   Interact Systems, Inc. 144A stepped-coupon zero %
                   (14s, 8/1/99), 2003 ++                                                         118,800
       125,000   Wright Medical Technology, Inc. sr. secd. notes Ser. B,
                   10 3/4s, 2000                                                                  126,250
                                                                                           --------------
                                                                                                  411,175

Metals and Mining (0.6%)
---------------------------------------------------------------------------------------------------------
        35,000   Acindar Industria Argentina de Aceros S.A. bonds 11 1/4s,
                   2004 (Argentina)                                                                36,313
       500,000   Ispat Mexicana, S.A. 144A deb. 10 3/8s, 2001 (Mexico)                            507,500
        50,000   NL Industries, Inc. sr. notes 11 3/4s, 2003                                       54,375
        75,000   Renco Metals, Inc. sr. notes 11 1/2s, 2003                                        78,938
        75,000   Royal Oak Mines, Inc. sr. sub. notes Ser. B, 11s, 2006
                   (Canada)                                                                        77,250
                                                                                           --------------
                                                                                                  754,376

Motion Picture Distribution (0.8%)
---------------------------------------------------------------------------------------------------------
       600,000   Act III Theatres, Inc. sr. sub. notes 11 7/8s, 2003                              657,000
       221,200   Cinemark Mexico USA notes Ser. B, 13s, 2003 (Mexico) [2 DBL. DAGGERS]            214,564
        14,800   Cinemark Mexico USA notes Ser. D, 13s, 2003 (Mexico) [2 DBL. DAGGERS]             14,356
       170,000   Cinemark USA, Inc. notes 9 5/8s, 2008                                            175,100
                                                                                           --------------
                                                                                                1,061,020

Networking (0.3%)
---------------------------------------------------------------------------------------------------------
       515,000   CellNet Data Systems, Inc. sr. disc. notes stepped-coupon
                   Ser. B, zero % (13s, 6/15/00), 2005 ++                                         365,650

Office Equipment (0.2%)
---------------------------------------------------------------------------------------------------------
       250,000   United Stationer Supply, Inc. sr. sub. notes 12 3/4s, 2005                       282,500

Oil and Gas (1.7%)
---------------------------------------------------------------------------------------------------------
        75,000   Abraxas Petroleum Corp. 144A sr. notes 11 1/2s, 2004                              81,469
       350,000   Chesapeake Energy Corp. sr. notes 10 1/2s, 2002                                  378,875
        45,000   CIA Naviera Perez Companc S.A. 144A bonds 9s, 2004
                   (Argentina)                                                                     45,000
        60,000   Cliffs Drilling Co. 144A sr. notes Ser. B, 10 1/4s, 2003                          64,425
       140,000   Flores & Rucks, Inc. sr. notes 13 1/2s, 2004                                     167,300
        50,000   Flores & Rucks, Inc. sr. sub. notes 9 3/4s, 2006                                  53,875
        50,000   Forcenergy, Inc. sr. sub. notes 9 1/2s, 2006                                      53,250
        40,000   Forcenergy, Inc. 144A sr. sub. notes 8 1/2s, 2007                                 39,600
        65,000   Kelley Oil & Gas Corp. sr. sub. notes Ser. B, 10 3/8s, 2006                       69,063
       184,000   Maxus Energy Corp. deb. 11 1/4s, 2013                                            190,440
       150,000   Maxus Energy Corp. notes 9 1/2s, 2003                                            155,250
       250,000   OPI International sr. notes 12 7/8s, 2002                                        271,563
        80,000   Parker Drilling Corp. sr. notes Ser. B, 9 3/4s, 2006                              85,200
        40,000   Texas Petrochemical Corp. sr. sub. notes 11 1/8s, 2006                            42,900
       350,000   Transamerican Refining Corp. variable coupon 1st mtge.
                   zero % (18 1/2s 2/15/98), 2002 ++                                              323,750
        50,000   Transamerican Refining Corp. variable coupon 2nd mtge.
                   16 1/2s (16s, 8/15/98), 2002 ++                                                 54,000
       323,000   TransTexas Gas Corp. sr. disc. notes stepped-coupon zero %
                   (13 1/4s, 12/16/01), 2003 ++                                                   203,490
                                                                                           --------------
                                                                                                2,279,450

Packaging and Containers (0.3%)
---------------------------------------------------------------------------------------------------------
        60,000   Printpack, Inc. sr. notes Ser. B, 9 7/8s, 2004                                    63,000
       400,000   Riverwood International Corp. company guaranty
                   10 7/8s, 2008                                                                  343,000
                                                                                           --------------
                                                                                                  406,000

Paging (0.8%)
---------------------------------------------------------------------------------------------------------
       250,000   Metrocall, Inc. sr. sub. notes 10 3/8s, 2007                                     224,375
       400,000   Mobile Telecommunications Tech. sr. notes 13 1/2s, 2002                          393,000
       500,000   Pagemart Nationwide, Inc. sr. disc. notes stepped-coupon
                   zero % (15s, 2/1/00), 2005 ++                                                  350,000
       100,000   Pronet, Inc. sr. sub. notes 11 7/8s, 2005                                         96,000
                                                                                           --------------
                                                                                                1,063,375

Paper and Forest Products (1.0%)
---------------------------------------------------------------------------------------------------------
       175,000   Domtar, Inc. deb. 9 1/2s, 2016 (Canada)                                          192,500
       295,000   Florida Coast Paper LLC 1st mtge. Ser. B, 12 3/4s, 2003                          318,600
       500,000   Gaylord Container Corp. sr. sub. disc. deb. 12 3/4s, 2005 ++                     553,750
       300,000   Repap New Brunswick sr. notes 10 5/8s, 2005 (Canada)                             301,500
                                                                                           --------------
                                                                                                1,366,350

Publishing (--%)
---------------------------------------------------------------------------------------------------------
        30,000   Sun Media Corp. 144A sr. sub. notes 9 1/2s, 2007 (Canada)                         30,900

Restaurants (0.1%)
---------------------------------------------------------------------------------------------------------
        35,000   AmeriKing, Inc. sr. notes 10 3/4s, 2006                                           36,750
       100,000   FRD Acquisition Co. sr. notes Ser. B, 12 1/2s, 2004                              106,000
                                                                                           --------------
                                                                                                  142,750

Retail (1.3%)
---------------------------------------------------------------------------------------------------------
       125,000   Finlay Enterprises, Inc. sr. disc. deb. stepped-coupon zero %
                   (12s, 5/1/98), 2005 ++                                                         115,625
       185,000   Guitar Center Management Co. 144A sr. notes 11s, 2006                            202,575
       450,000   K mart Corp. med. term notes Ser. C, 7.85s, 2002                                 429,017
       135,000   Loehmanns, Inc. sr. notes 11 7/8s, 2003                                          147,825
       250,000   Mothers Work, Inc. sr. notes 12 5/8s, 2005                                       265,000
       100,000   Specialty Retailers, Inc. sr. sub. notes 11s, 2003                               104,000
        50,000   Supermercados Norte 144A bonds 10 7/8s, 2004 (Argentina)                          50,563
       400,000   Waban, Inc. sr. sub. notes 11s, 2004                                             444,000
                                                                                           --------------
                                                                                                1,758,605

Specialty Consumer Products (0.3%)
---------------------------------------------------------------------------------------------------------
       250,000   Herff Jones, Inc. sr. sub. notes 11s, 2005                                       271,250
       145,000   Sassco Fashions Ltd. 144A notes 12 3/4s, 1999                                    145,000
                                                                                           --------------
                                                                                                  416,250

Steel (0.1%)
---------------------------------------------------------------------------------------------------------
        85,000   AK Steel Corp. 144A sr. notes 9 1/8s, 2006                                        88,188

Supermarkets (0.2%)
---------------------------------------------------------------------------------------------------------
       300,000   Ralphs Grocery Co. sr. notes 10.45s, 2004                                        319,500

Telecommunications (1.9%)
---------------------------------------------------------------------------------------------------------
       350,000   American Communication Services, Inc. sr. disc. notes
                   stepped-coupon zero % (12 3/4s, 4/1/01), 2006 ++                               215,250
       145,000   Brooks Fiber Properties, Inc. sr. disc. notes stepped-coupon
                   zero % (11 7/8s, 11/01/01), 2006 ++                                             93,888
       200,000   Brooks Fiber Properties, Inc. sr. disc. notes stepped-coupon
                   zero % (10 7/8s, 3/1/01), 2006 ++                                              135,500
       100,000   Dobson Communications Corp. 144A sr. notes 11 3/4s, 2007                         101,750
       250,000   GST Telecommunications, Inc. company guaranty
                   stepped-coupon zero % (13 7/8s, 12/15/00), 2005 ++                             161,250
       250,000   Hyperion Telecommunication Corp. sr. disc. notes
                   stepped-coupon Ser. B, zero % (13s, 4/15/01), 2003 ++                          146,875
       890,000   ICG Holdings, Inc. sr. disc. notes stepped-coupon zero %
                   (13 1/2s, 9/15/00), 2005 ++                                                    660,825
       250,000   Intermedia Communication, Inc. sr. notes Ser. B, 13 1/2s, 2005                   287,500
       210,000   International Cabletel, Inc. 144A sr. notes 10s, 2007                            211,050
       125,000   Orbcomm Global Capital Corp. sr. notes Ser. B, 14s, 2004                         134,375
       600,000   Winstar Communications, Inc. 144A sr. disc. notes
                   stepped-coupon zero % (14s, 10/15/00), 2005 ++                                 390,000
                                                                                           --------------
                                                                                                2,538,263

Telephone Services (0.4%)
---------------------------------------------------------------------------------------------------------
       155,000   Globo Communicacoes S,A. 144A company guaranty 10 1/2s,
                   2006 (Brazil)                                                                  158,875
       170,000   McLeod, Inc. 144A sr. disc. notes stepped-coupon zero %
                   (10 1/2s, 3/1/02), 2007 ++                                                     102,425
       250,000   Nextlink Communications, Inc. sr. notes 12 1/2s, 2006                            271,875
                                                                                           --------------
                                                                                                  533,175

Textiles (0.3%)
---------------------------------------------------------------------------------------------------------
       165,000   Polysindo International Finance company guaranty 11 3/8s,
                   2006 (Indonesia)                                                               180,263
       200,000   Reeves Industries, Inc. sub. deb. 13 3/4s, 2001                                  170,000
                                                                                           --------------
                                                                                                  350,263

Wireless Communications (0.1%)
---------------------------------------------------------------------------------------------------------
       105,000   International Wireless Communications, Inc. sr. disc. notes
                   zero %, 2001                                                                    62,475
        80,000   Omnipoint Corp. sr. notes 11 5/8s, 2006                                           79,200
        50,000   Omnipoint Corp. 144A sr. notes Ser. A, 11 5/8s, 2006                              50,125
                                                                                           --------------
                                                                                                  191,800
                                                                                           --------------
                 Total Corporate Bonds and Notes (cost $43,927,129)                          $ 44,285,527

CONVERTIBLE PREFERRED STOCKS (5.3%) *
NUMBER OF SHARES                                                                                    VALUE
Construction (0.4%)
---------------------------------------------------------------------------------------------------------
        25,000   Perini Corp. $2.125 dep. shares cv. pfd.                                    $    475,000

Insurance (0.9%)
---------------------------------------------------------------------------------------------------------
        22,674   USF&G Corp. Ser. A, $4.10 cv. pfd.                                             1,153,540

Oil and Gas (2.3%)
---------------------------------------------------------------------------------------------------------
       130,864   Atlantic Richfield Co. $ 2.23 cv. pfd.                                         2,993,500

REITs (Real Estate Investment Trust) (0.9%)
---------------------------------------------------------------------------------------------------------
        44,500   Oasis Residential, Inc. Ser. A, $2.25 cv. pfd.                                 1,207,063

Steel (0.9%)
---------------------------------------------------------------------------------------------------------
        24,500   Armco, Inc. $4.50 cv. pfd.                                                     1,182,125
                                                                                           --------------
                 Total Convertible Preferred Stocks (cost $7,558,797)                        $  7,011,228

PREFERRED STOCKS (2.9%) *
NUMBER OF SHARES                                                                                    VALUE
---------------------------------------------------------------------------------------------------------
         2,075   Alliance Gaming Corp. Ser. B, $15.00 pfd. [2 DBL. DAGGERS]                  $    211,650
           300   American Radio Systems Corp. 144A $11.375 pfd. [2 DBL. DAGGERS]                   31,050
         2,000   AmeriKing, Inc. $3.25 pfd. [2 DBL. DAGGERS]                                       54,000
         4,301   Cablevision Systems Ser. M, $11.125 dep. shs. pfd. [2 DBL. DAGGERS]              395,690
         4,000   California Federal Bancorp, Inc. Ser. B, $11.50 pfd.                             457,000
         3,500   California Federal Bancorp, Inc. Ser. B, $10.625 exch. pfd.                      389,375
         1,050   Chancellor Radio Broadcasting 144A $12.00 pfd. +                                 108,150
         3,115   Chevy Chase Capital Corp. Ser. A, $5.188 pfd.                                    165,874
         2,229   El Paso Electric Co. $11.40 pfd [2 DBL. DAGGERS]                                 248,534
         4,700   Fitzgerald Gaming Co. $3.75 pfd. +                                               107,513
           130   Fresenius Medical Care AG Ser. D, $9.00 pfd.                                     133,900
           105   International CableTel, Inc. 144A $13.00 pfd. [2 DBL. DAGGERS]                   105,000
         2,117   K-III Communications Ser. B, $11.625 pfd. [2 DBL. DAGGERS]                       215,934
        14,900   SDW Holdings Corp. 144A $3.50 pfd. +                                             432,100
         2,050   SFX Broadcasting, Inc. Ser. E, $12.625 pfd. [2 DBL. DAGGERS]                     211,150
           537   Time Warner, Inc. Ser. M, $10.25 pfd. [2 DBL. DAGGERS]                           596,070
                                                                                           --------------
                 Total Preferred Stocks (cost $3,644,018)                                    $  3,862,990

UNITS (1.5%) *
NUMBER OF UNITS                                                                                     VALUE
---------------------------------------------------------------------------------------------------------
            80   Advanced Radio Telecommunications units 14s, 2007                           $     96,000
            30   Celcaribe S.A. 144A units stepped-coupon zero %
                   (13 1/2s,3/15/98), 2004 ++                                                     384,000
           100   Colt Telecommunications Group PLC units stepped-coupon
                   zero % (12s, 12/15/01), 2006 (United Kingdom) ++                                64,500
           195   Diva Systems Corp. 144A units stepped-coupon zero %
                   (13s, 5/15/01), 2006 ++                                                        115,050
            95   Esat Holdings Ltd. 144A units stepped-coupon zero %
                   (12 1/2s, 2/1/02), 2007 ++ (Ireland)                                            56,050
           400   Fitzgerald Gaming Co. units 13s, 2002                                            320,000
           120   Globalstar L.P. Capital units 11 3/8s, 2004                                      126,000
           350   Health-O-Meter Product units 13s, 2002                                           383,250
         2,665   Nextlink Communications 144A pfd. units zero % (14s, 2/1/02),
                   2009 [2 DBL. DAGGERS]++                                                        133,250
           190   Real Time Data 144A units stepped-coupon zero %
                   (13 1/2s, 8/15/01), 2006 ++                                                    105,450
           255   RSL Communications, Ltd. 144A units 12 1/4s, 2006                                265,200
                                                                                           --------------
                 Total Units (cost $1,870,915)                                               $  2,048,750

COMMON STOCKS (1.3%) *
NUMBER OF SHARES                                                                                    VALUE
---------------------------------------------------------------------------------------------------------
            50   AmeriKing, Inc. +                                                           $      2,500
         6,303   Elsinore Corp. +                                                                     882
        22,946   Freeport-McMoRan Copper & Gold Co., Inc. Class B                                 780,164
         1,885   IFINT Diversified Holdings 144A +                                                 30,160
        14,351   Lady Luck Gaming Corp. +                                                          26,011
           197   PMI Holdings Corp. 144A +                                                         49,250
           144   Premium Holdings (L.P.) 144A +                                                       718
        33,430   PSF Holdings LLC Class A                                                         835,750
         3,750   Specialty Foods Acquisition Corp. +                                                  938
         2,000   Terex Corp. Rights + expiration date 5/15/02                                       6,000
                                                                                           --------------
                 Total Common Stocks (cost $1,073,266)                                       $  1,732,373

FOREIGN GOVERNMENT BONDS AND NOTES (0.2%) *(COST $249,263)
PRINCIPAL AMOUNT                                                                                    VALUE
---------------------------------------------------------------------------------------------------------
   $   460,000   Bank of Foreign Economic Affairs of Russia
                   (Vnesheconombank) principal loan 144A 8s,
                   2020 ##+++                                                               $     277,150

WARRANTS (0.2%) * +
NUMBER OF WARRANTS                                                        EXPIRATION DATE           VALUE
---------------------------------------------------------------------------------------------------------
        15,000   Becker Gaming Corp. 144A                                        11/15/00    $      3,750
         4,060   Cellnet Data Systems                                             6/15/05          71,050
           500   Comunicacion Cellular 144A (Colombia)                           11/15/03          35,000
           500   County Seat Holdings, Inc.                                      10/15/98              10
           600   DeGeorge Financial Corp.                                         4/01/97               6
           200   Fitzgerald Gaming Co. 144A                                       3/15/99              20
           250   Hyperion Telecommunications 144A                                 4/15/01           5,563
         1,617   Intelcom Group                                                   9/15/05          22,638
           220   Interact Systems, Inc.                                           8/01/03              55
           250   Intermedia Communications 144A                                   6/01/00           5,000
           105   International Wireless Communications Holdings                   8/15/01               1
           135   Louisiana Casino Cruises, Inc. 144A                             12/01/98           2,295
           250   NEXTEL Communications, Inc.                                      1/01/99               3
         1,490   SDW Hldgs Corp. Ser. B 144A                                      4/01/04          19,370
            75   Sterling Chemicals Holdings                                      8/15/08           2,625
             9   Telemedia Broadcasting Corp. 144A                                4/01/04           6,443
         2,700   UCC Investor Holding, Inc.                                      10/31/99          39,150
            21   Wright Medical Technology, Inc. 144A                             6/30/03           2,669
                                                                                           --------------
                 Total Warrants (cost $284,510)                                              $    215,648

SHORT-TERM INVESTMENTS (2.8%) * (COST $3,778,564)
PRINCIPAL AMOUNT                                                                                    VALUE
---------------------------------------------------------------------------------------------------------
     3,778,000   Interest in $579,653,000 joint repurchase agreement
                   dated February 28, 1997 with UBS Securities due
                   March 3, 1997, with respect to various U.S. Treasury
                   obligations -- maturity value of $3,779,691 for an
                   effective yield of 5.37%                                                  $  3,778,564
---------------------------------------------------------------------------------------------------------
                 Total Investments (cost $124,559,320) ***                                   $131,746,713
---------------------------------------------------------------------------------------------------------

   * Percentages indicated are based on net assets of $132,742,426.

 *** The aggregate identified cost on a tax basis is $124,559,320, resulting in gross unrealized appreciation and depreciation of $12,633,425 and $5,446,032, respectively, or net unrealized appreciation of $7,187,393.

  + Non-income-producing security.

 ++ The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin receiving interest at this rate.

 +++ A portion of the income will be received in additional securities.

 [2 DBL. DAGGERS] Income may be received in cash or additional securities at the discretion of the issuer.

 ## When-issued securities (Note 1).

    144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of
    1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
February 28, 1997 (Unaudited)

Assets
---------------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $124,559,320) (Note 1)                                                $131,746,713
---------------------------------------------------------------------------------------------------
Cash                                                                                          9,823
---------------------------------------------------------------------------------------------------
Dividends, interest and other receivables                                                 2,426,597
---------------------------------------------------------------------------------------------------
Receivable for securities sold                                                              778,536
---------------------------------------------------------------------------------------------------
Total assets                                                                            134,961,669

Liabilities
---------------------------------------------------------------------------------------------------
Distributions payable to shareholders                                                       942,959
---------------------------------------------------------------------------------------------------
Payable for securities purchased                                                            950,619
---------------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                                241,512
---------------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                                   29,363
---------------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                                 6,147
---------------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                                  1,237
---------------------------------------------------------------------------------------------------
Other accrued expenses                                                                       47,406
---------------------------------------------------------------------------------------------------
Total liabilities                                                                         2,219,243
---------------------------------------------------------------------------------------------------
Net assets                                                                             $132,742,426

Represented by
---------------------------------------------------------------------------------------------------
Paid-in capital (Note 1)                                                               $124,274,024
---------------------------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                                                485,992
---------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments (Note 1)                                       795,017
---------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                                7,187,393
---------------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                             $132,742,426

Computation of net asset value
---------------------------------------------------------------------------------------------------
Net asset value per share ($132,742,426 divided by 13,329,190 shares)                         $9.96
---------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of operations
Six months ended February 28, 1997 (Unaudited)

Investment income:
--------------------------------------------------------------------------------------------------
Interest                                                                               $ 5,724,953
--------------------------------------------------------------------------------------------------
Dividends                                                                                  557,359
--------------------------------------------------------------------------------------------------
Total investment income                                                                  6,282,312

Expenses:
--------------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                           481,369
--------------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                              93,414
--------------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                           12,596
--------------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                             3,672
--------------------------------------------------------------------------------------------------
Reports to shareholders                                                                      3,504
--------------------------------------------------------------------------------------------------
Auditing                                                                                    16,608
--------------------------------------------------------------------------------------------------
Legal                                                                                        9,544
--------------------------------------------------------------------------------------------------
Postage                                                                                     10,320
--------------------------------------------------------------------------------------------------
Exchange listing fees                                                                       12,340
--------------------------------------------------------------------------------------------------
Other                                                                                        1,917
--------------------------------------------------------------------------------------------------
Total expenses                                                                             645,284
--------------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                                 (25,854)
--------------------------------------------------------------------------------------------------
Net expenses                                                                               619,430
--------------------------------------------------------------------------------------------------
Net investment income                                                                    5,662,882
--------------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                         2,250,745
--------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments during the period                             4,876,366
--------------------------------------------------------------------------------------------------
Net gain on investments                                                                  7,127,111
--------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                   $12,789,993
--------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets

                                                                                   Six months ended         Year ended
                                                                                        February 28          August 31
                                                                                              1997*               1996
----------------------------------------------------------------------------------------------------------------------
Increase in net assets
----------------------------------------------------------------------------------------------------------------------
Operations:
----------------------------------------------------------------------------------------------------------------------
Net investment income                                                                  $  5,662,882       $ 11,598,744
----------------------------------------------------------------------------------------------------------------------
Net realized gain on investments                                                          2,250,745          1,260,469
----------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation
(depreciation) of investments                                                             4,876,366         (1,728,563)
----------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                     12,789,993         11,130,650
----------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
----------------------------------------------------------------------------------------------------------------------
From net investment income                                                               (5,667,332)       (11,263,468)
----------------------------------------------------------------------------------------------------------------------
From net realized gain on investments                                                      (798,322)                --
----------------------------------------------------------------------------------------------------------------------
Increase in capital share transactions from
reinvestment of distributions                                                               554,459          1,085,846
----------------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                              6,878,798            953,028

Net assets
----------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                     125,863,628        124,910,600
----------------------------------------------------------------------------------------------------------------------
End of period (including undistributed net investment
income of $485,992 and $490,442, respectively)                                         $132,742,426       $125,863,628

Number of fund shares
----------------------------------------------------------------------------------------------------------------------
Shares outstanding at beginning of period                                                13,272,242         13,158,906
----------------------------------------------------------------------------------------------------------------------
Shares issued in connection with reinvestment
of distributions                                                                             56,948            113,336
----------------------------------------------------------------------------------------------------------------------
Shares outstanding at end of period                                                      13,329,190         13,272,242
----------------------------------------------------------------------------------------------------------------------
*  Unaudited

The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a share outstanding throughout the period)

--------------------------------------------------------------------------------------------------------------------------------
                                            Six months
                                               ended
Per-share                                   February 28
operating performance                       (Unaudited)                                 Year ended August 31
--------------------------------------------------------------------------------------------------------------------------------
                                                1997           1996            1995          1994           1993           1992
--------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                            $9.48          $9.49          $9.13          $9.52          $8.49          $7.56
--------------------------------------------------------------------------------------------------------------------------------
Investment operations
--------------------------------------------------------------------------------------------------------------------------------
Net investment income                            .43            .88            .79            .78            .84            .88
--------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                       .54           (.04)           .42           (.30)          1.05            .99
--------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                            .97            .84           1.21            .48           1.89           1.87
--------------------------------------------------------------------------------------------------------------------------------
Less distributions:
--------------------------------------------------------------------------------------------------------------------------------
From net
investment income                               (.43)          (.85)          (.85)          (.87)          (.84)          (.94)
--------------------------------------------------------------------------------------------------------------------------------
From net realized
gains on investments                            (.06)            --             --             --             --             --
--------------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                                 --             --             --             --           (.02)            --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions                             (.49)          (.85)          (.85)          (.87)          (.86)          (.94)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                  $9.96          $9.48          $9.49          $9.13          $9.52          $8.49
--------------------------------------------------------------------------------------------------------------------------------
Market value,
end of period                                $10.500        $10.125        $10.000         $9.750        $10.000         $8.875
--------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
--------------------------------------------------------------------------------------------------------------------------------
Total investment return
at market value (%)(a)                          8.91*         10.63          12.60           6.84          23.78          30.71
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                              $132,742       $125,864       $124,911       $118,988       $123,285       $108,909
--------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                        .50*          1.06           1.00           1.04           1.03           1.13
--------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                       4.38*          9.19           8.73           8.23           9.39          10.92
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                         26.01*         56.82          61.19          52.10          71.63          45.84
--------------------------------------------------------------------------------------------------------------------------------

* Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended August 31, 1996 and thereafter includes amounts paid through expense offset arrangements.  Prior period ratios these amounts. (See Note 2).




Notes to financial statements
February 28, 1997 (Unaudited)

Note 1
Significant accounting policies

The Putnam High Income Convertible and Bond Fund (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The fund's primary investment objective is high current income; its secondary objective is capital appreciation. The fund invests in high-yielding convertible securities. The fund seeks to augment current income by investing in non-convertible securities, lower-rated, or non-rated debt securities, which are believed not to involve undue risk to income or principal.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale, or, if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Market quotations are not considered to be readily available for long-term corporate bonds and notes; such investments are stated at fair value on the basis of valuations furnished by a pricing service or brokers, approved by the Trustees, which determine valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value, and other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc.. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date. Discounts on zero coupon bonds, original issue, stepped-coupon bonds and payment in kind bonds are accreted according to the effective yield method. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date; interest income is accrued based on terms of security. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

E) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At August 31, 1996, the fund had a capital loss carryover of approximately $657,000 available to offset future net capital gain, if any, which will expire on August 31, 1999.

F) Distributions to shareholders Distributions to shareholders are recorded by the fund on the ex-dividend date. At certain times, the fund may pay distributions at a level rate even though, as a result of market conditions or investment decisions, the fund may not achieve projected investment results for a given period. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2
Management fee, administrative services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.75% of the first $500 million of average weekly net assets, 0.65% of the next $500 million, 0.60% of the next $500 million, and 0.55% of any amount over $1.5 billion.

The fund reimburses Putnam Management for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a wholly-owned subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended February 28, 1997, fund expenses were reduced by $25,854 under expense offset arrangements with PFTC. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Trustees of the fund receive an annual Trustees fee of $650 and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund adopted a Trustee Fee Deferral Plan (the "Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

Note 3
Purchase and sales of securities

During the six months ended February 28, 1997, purchases and sales of investment securities other than short-term investments aggregated $32,353,960 and $32,171,568, respectively. There were no purchases and sales of U.S. government obligations. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
John A. Hill
Ronald J. Jackson
Elizabeth T. Kennan
Lawrence J. Lasser
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Peter Carman
Vice President

Brett C. Browchuk
Vice President

Thomas V. Reilly
Vice President

Charles G. Pohl
Vice President and Fund Manager

Jennifer E. Leichter
Vice President and Fund Manager

William N. Shiebler
Vice President

John R. Verani
Vice President

Paul M. O'Neil
Vice President

Beverly Marcus
Clerk and Assistant Treasurer

Call 1-800-225-1581 weekdays from 9 a.m. to 5 p.m. Eastern Time for up-to-date information about the fund's NAV.

[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

--------------------
Bulk Rate
U.S. Postage
PAID
Putnam
Investments
--------------------

32143-061   4/97